Share Capital - Schedule of Number of Shares and Stated Value of the Outstanding Shares (Details)	6 Months Ended
Jun. 30, 2025 shares
Telesat Public shares
Telesat Public shares	14,682,322
Class A Common Shares [Member]
Telesat Public shares
Telesat Public shares	3,607,757
Class B Variable Voting Shares [Member]
Telesat Public shares
Telesat Public shares	11,074,565